Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000226851 | TSR_Index_Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	(28.00%)
C000226851 | TSR_Index_Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000226851 | TSR_Index_Communications
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000226851 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000226851 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000226851 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000226851 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000226851 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(83.00%)
C000226851 | Credit Default Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C000226852 | TSR_Index_Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	(28.00%)
C000226852 | TSR_Index_Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000226852 | TSR_Index_Communications
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000226852 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000226852 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000226852 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000226852 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000226852 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(83.00%)
C000226852 | Credit Default Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C000226849 | TSR_Index_Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000226849 | TSR_Index_Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226849 | TSR_Index_Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226849 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226849 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226849 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226849 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000226849 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226849 | Credit Default Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000226849 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000226850 | TSR_Index_Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000226850 | TSR_Index_Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226850 | TSR_Index_Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226850 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226850 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226850 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226850 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000226850 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226850 | Credit Default Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000226850 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000008397 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008397 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | TSR_Index_Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000008397 | TSR_Index_Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008397 | TSR_Index_Commercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008397 | TSR_Index_Other Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008397 | TSR_Index_Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008397 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000008397 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000008398 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008398 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | TSR_Index_Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000008398 | TSR_Index_Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008398 | TSR_Index_Commercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008398 | TSR_Index_Other Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008398 | TSR_Index_Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008398 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000008398 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000008368 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008368 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008368 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008368 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008368 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008368 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008368 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000008368 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(89.00%)
C000008369 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008369 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008369 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008369 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008369 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008369 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008369 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000008369 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(89.00%)
C000008429 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008429 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008429 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008429 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008430 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008430 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008430 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008430 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000229022 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008334 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008334 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008334 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008334 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008334 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008334 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008334 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008334 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008334 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008334 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008334 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008334 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008334 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008334 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008335 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008335 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008335 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008335 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008335 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008335 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008335 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008335 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008335 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008335 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008335 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008335 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008335 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008335 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008415 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008415 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000008415 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008415 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008415 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008415 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008415 | TSR_Index_Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008415 | TSR_Index_Media
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008415 | TSR_Index_Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008415 | TSR_Index_Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008415 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008415 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008416 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008416 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000008416 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008416 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008416 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008416 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008416 | TSR_Index_Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008416 | TSR_Index_Media
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008416 | TSR_Index_Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008416 | TSR_Index_Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008416 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008416 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008431 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008431 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008431 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008431 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008431 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008431 | TSR_Index_Retailing
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000008431 | TSR_Index_Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008431 | TSR_Index_Automobiles & Components
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008431 | TSR_Index_Consumer Durables & Apparel
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008431 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008431 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008432 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008432 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008432 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008432 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008432 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008432 | TSR_Index_Retailing
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000008432 | TSR_Index_Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008432 | TSR_Index_Automobiles & Components
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008432 | TSR_Index_Consumer Durables & Apparel
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008432 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000008432 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000008433 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008433 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008433 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008433 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008433 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008433 | TSR_Index_Food, Beverage & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000008433 | TSR_Index_Food & Staples Retailing
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000008433 | TSR_Index_Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008433 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008433 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008434 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008434 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008434 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008434 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008434 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008434 | TSR_Index_Food, Beverage & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000008434 | TSR_Index_Food & Staples Retailing
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000008434 | TSR_Index_Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008434 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008434 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008435 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000008435 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008435 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008435 | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008435 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008435 | TSR_Index_Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000008435 | TSR_Index_Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008435 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008435 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008436 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000008436 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008436 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008436 | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008436 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008436 | TSR_Index_Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000008436 | TSR_Index_Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008436 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008436 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008338 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008338 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008338 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008338 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008338 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008338 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008338 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008338 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008338 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008338 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008338 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008338 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000008338 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008338 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008338 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008339 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008339 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008339 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008339 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008339 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008339 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008339 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008339 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008339 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008339 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008339 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008339 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000008339 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008339 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008339 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008339 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008427 | TSR_Index_Euro
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000008427 | TSR_Index_Japanese yen
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008427 | TSR_Index_British pound
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008427 | TSR_Index_Canadian dollar
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008427 | TSR_Index_Swedish krona
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008427 | TSR_Index_Swiss franc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008427 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008428 | TSR_Index_Euro
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000008428 | TSR_Index_Japanese yen
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008428 | TSR_Index_British pound
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008428 | TSR_Index_Canadian dollar
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008428 | TSR_Index_Swedish krona
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008428 | TSR_Index_Swiss franc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008428 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008437 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008437 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008437 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008437 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008437 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008437 | TSR_Index_Diversified Financials
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000008437 | TSR_Index_Banks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000008437 | TSR_Index_Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008437 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008437 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008438 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008438 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008438 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008438 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008438 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008438 | TSR_Index_Diversified Financials
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000008438 | TSR_Index_Banks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000008438 | TSR_Index_Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008438 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008438 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008439 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008439 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008439 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008439 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008439 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008439 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008439 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008439 | TSR_Index_Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008439 | TSR_Index_Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008439 | TSR_Index_Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008439 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008439 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008440 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008440 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008440 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008440 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008440 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008440 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008440 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008440 | TSR_Index_Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008440 | TSR_Index_Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008440 | TSR_Index_Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008440 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008440 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008441 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008441 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008441 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008441 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008441 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008441 | TSR_Index_Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000008441 | TSR_Index_Transportation
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008441 | TSR_Index_Commercial & Professional Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008441 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000008441 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000008442 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008442 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008442 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008442 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008442 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008442 | TSR_Index_Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000008442 | TSR_Index_Transportation
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008442 | TSR_Index_Commercial & Professional Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008442 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000008442 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000008399 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008399 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008399 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008399 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008399 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008399 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008399 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008399 | TSR_Index_Software
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008399 | TSR_Index_Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008399 | TSR_Index_Multiline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008399 | TSR_Index_Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008399 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008399 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008400 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008400 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008400 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008400 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008400 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008400 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008400 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008400 | TSR_Index_Software
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008400 | TSR_Index_Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008400 | TSR_Index_Multiline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008400 | TSR_Index_Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008400 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000008400 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008360 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008360 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008360 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008360 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008360 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008360 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008360 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008360 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000008360 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008360 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008360 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008360 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008361 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008361 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008361 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008361 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008361 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008361 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008361 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008361 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000008361 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008361 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008361 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008361 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008358 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008358 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008358 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008358 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008358 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008358 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008358 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008358 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008358 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008358 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008358 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008358 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008359 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008359 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008359 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008359 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008359 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008359 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008359 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008359 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008359 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008359 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008359 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008359 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008419 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008419 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008419 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008419 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008419 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008419 | TSR_Index_Chemicals
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008419 | TSR_Index_Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008419 | TSR_Index_Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008419 | TSR_Index_Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008419 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000008419 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000008420 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008420 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008420 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008420 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008420 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008420 | TSR_Index_Chemicals
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008420 | TSR_Index_Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008420 | TSR_Index_Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008420 | TSR_Index_Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008420 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000008420 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000008364 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008364 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008364 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008364 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008364 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008364 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008364 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000008364 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008364 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008364 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008364 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008364 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008365 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008365 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008365 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008365 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008365 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008365 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008365 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000008365 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008365 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008365 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008365 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008365 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008352 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008352 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008352 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008352 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008352 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008352 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008352 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000008352 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008353 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008353 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008353 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008353 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008353 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008353 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008353 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000008353 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008362 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008362 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | WP Carey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008362 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008362 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008362 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008362 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008362 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008362 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008362 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008363 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008363 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | WP Carey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008363 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008363 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008363 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008363 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008363 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008363 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008363 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008356 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008356 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008356 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008356 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008356 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008356 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008356 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008356 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008356 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008356 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008356 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008356 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008356 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000008356 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000008357 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008357 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008357 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008357 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008357 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008357 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008357 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008357 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008357 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008357 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008357 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008357 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008357 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000008357 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000012315 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012315 | Helmerich & Payne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012315 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012315 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | Liberty Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | TSR_Index_Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000012315 | TSR_Index_Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000012315 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000012315 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000012316 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012316 | Helmerich & Payne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012316 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012316 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | Liberty Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | TSR_Index_Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000012316 | TSR_Index_Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000012316 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000012316 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000008401 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008401 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008401 | Intra-Cellular Therapies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008401 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008401 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008401 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008401 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000008401 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000008402 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008402 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008402 | Intra-Cellular Therapies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008402 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008402 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008402 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008402 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000008402 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000008403 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008403 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008403 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008403 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008403 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008403 | TSR_Index_Gold
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000008403 | TSR_Index_Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008403 | TSR_Index_Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008403 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000008403 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000008404 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008404 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008404 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008404 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008404 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008404 | TSR_Index_Gold
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000008404 | TSR_Index_Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008404 | TSR_Index_Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008404 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000008404 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000008405 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008405 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008405 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008405 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008405 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008405 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008405 | TSR_Index_Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008405 | TSR_Index_Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008405 | TSR_Index_Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008405 | TSR_Index_Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008405 | TSR_Index_Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008405 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008405 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008406 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008406 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008406 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008406 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008406 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008406 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008406 | TSR_Index_Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008406 | TSR_Index_Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008406 | TSR_Index_Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008406 | TSR_Index_Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008406 | TSR_Index_Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008406 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008406 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008421 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000008422 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000008423 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(124.00%)
C000008424 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(124.00%)
C000008425 | TSR_Index_Euro
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000008425 | TSR_Index_Japanese yen
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008425 | TSR_Index_British pound
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008425 | TSR_Index_Canadian dollar
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008425 | TSR_Index_Swedish krona
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008425 | TSR_Index_Swiss franc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008425 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008426 | TSR_Index_Euro
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000008426 | TSR_Index_Japanese yen
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008426 | TSR_Index_British pound
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008426 | TSR_Index_Canadian dollar
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008426 | TSR_Index_Swedish krona
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008426 | TSR_Index_Swiss franc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008426 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008407 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000008407 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008407 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008407 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008407 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008407 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008407 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000008407 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000008408 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000008408 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008408 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008408 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008408 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008408 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008408 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000008408 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000236592 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(98.00%)
C000008386 | TSR_Index_Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000008386 | TSR_Index_Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008386 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008387 | TSR_Index_Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000008387 | TSR_Index_Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008387 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008374 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008374 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008374 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008374 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008374 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008374 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008374 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000008374 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(80.00%)
C000008375 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008375 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008375 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008375 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008375 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008375 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008375 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000008375 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(80.00%)
C000012306 | TSR_Index_Gold
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000012306 | TSR_Index_Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012306 | TSR_Index_Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012306 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000012307 | TSR_Index_Gold
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000012307 | TSR_Index_Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012307 | TSR_Index_Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012307 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000008370 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008370 | TSR_Index_Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008370 | TSR_Index_Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008370 | TSR_Index_Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008370 | TSR_Index_Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008370 | TSR_Index_Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008370 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008371 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008371 | TSR_Index_Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000008371 | TSR_Index_Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008371 | TSR_Index_Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008371 | TSR_Index_Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008371 | TSR_Index_Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008371 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008372 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008372 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008372 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008372 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008372 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008372 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008372 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008373 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008373 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008373 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008373 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008373 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008373 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008373 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000008336 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008336 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008336 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008336 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000008336 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008336 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008336 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008336 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008337 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008337 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008337 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008337 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000008337 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008337 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008337 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008337 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008354 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008354 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008354 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008354 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008354 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008354 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008354 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008354 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008354 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008354 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000008355 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008355 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008355 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008355 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008355 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008355 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008355 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008355 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008355 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000008366 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008366 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008366 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000008366 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008366 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008366 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008366 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008366 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008366 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008366 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008367 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008367 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000008367 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008367 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008367 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008367 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008367 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008367 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008367 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008409 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008409 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008409 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000008409 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008409 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008409 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000008409 | TSR_Index_Software & Services
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000008409 | TSR_Index_Technology Hardware & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008409 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008409 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008410 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008410 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008410 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000008410 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008410 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008410 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000008410 | TSR_Index_Software & Services
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000008410 | TSR_Index_Technology Hardware & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008410 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000008410 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000008417 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000008418 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000008376 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008376 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008376 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008376 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008376 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008376 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008376 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000008376 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(186.00%)
C000008377 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008377 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008377 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008377 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008377 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008377 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008377 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000008377 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(186.00%)
C000008340 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008340 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008340 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008340 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008340 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008340 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008340 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008340 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008340 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008340 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008340 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008340 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008340 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000008340 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	116.00%
C000008341 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008341 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008341 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008341 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008341 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008341 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008341 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008341 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000008341 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008341 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008341 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008341 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008341 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000008341 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	116.00%
C000057897 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000057897 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000057897 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057897 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057897 | Li Auto, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057897 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057897 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057897 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057897 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000057897 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057897 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057897 | China
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000057897 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000057897 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	114.00%
C000057898 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000057898 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000057898 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057898 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057898 | Li Auto, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057898 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057898 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057898 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057898 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000057898 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057898 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057898 | China
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000057898 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000057898 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	114.00%
C000008346 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008346 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008346 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008346 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008346 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008346 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008346 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008346 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008346 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008346 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008346 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008346 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008346 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008346 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	124.00%
C000008347 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008347 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008347 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008347 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008347 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008347 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008347 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008347 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008347 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008347 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008347 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008347 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008347 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008347 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	124.00%
C000024060 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024060 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024060 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000024060 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024060 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024060 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024060 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024060 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024060 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024060 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000024060 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000024060 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024060 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024060 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024060 | India
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024060 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024060 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024060 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	119.00%
C000024061 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024061 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024061 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000024061 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024061 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024061 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024061 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024061 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024061 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024061 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000024061 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000024061 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024061 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024061 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024061 | India
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024061 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024061 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024061 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	119.00%
C000024071 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024071 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024071 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024071 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024071 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024071 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024071 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024071 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024071 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024071 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024071 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024071 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024071 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000024072 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024072 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024072 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024072 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024072 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024072 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024072 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024072 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024072 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024072 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024072 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024072 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024072 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000008350 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008350 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008350 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008350 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008350 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008350 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008350 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	199.00%
C000008350 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008351 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008351 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008351 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008351 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008351 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008351 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008351 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	199.00%
C000008351 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034818 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034818 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034818 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034818 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034818 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034818 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034818 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000034818 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034818 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034818 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034818 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034818 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000034818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000034818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034818 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034818 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034818 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000034818 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	116.00%
C000034819 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034819 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034819 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034819 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034819 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034819 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034819 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000034819 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034819 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034819 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034819 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034819 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000034819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000034819 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034819 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034819 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034819 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000034819 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	116.00%
C000008342 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008342 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008342 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008342 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008342 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008342 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008342 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008342 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008342 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008342 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008342 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008342 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008342 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000008342 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000008343 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008343 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008343 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008343 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008343 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008343 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008343 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008343 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008343 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008343 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008343 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008343 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008343 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000008343 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000008348 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008348 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008348 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008348 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008348 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008348 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008348 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008348 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008348 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008348 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008348 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008348 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008348 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008348 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	120.00%
C000008349 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008349 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008349 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008349 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008349 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008349 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008349 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008349 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008349 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008349 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008349 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008349 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008349 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008349 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	120.00%
C000057903 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057903 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057903 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057903 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000057903 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057903 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057903 | China
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000057903 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000057904 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057904 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057904 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057904 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000057904 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000057904 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057904 | China
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000057904 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000008382 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008382 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008382 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008382 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008382 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008382 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008382 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000008383 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008383 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008383 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008383 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008383 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000008383 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008383 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000024074 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024074 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024074 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024074 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024074 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000024074 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000024074 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024074 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024074 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024074 | India
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024074 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024074 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000024075 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024075 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024075 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024075 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024075 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000024075 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000024075 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024075 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024075 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024075 | India
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024075 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024075 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000024083 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024083 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024083 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024083 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024083 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024083 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024083 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024083 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024083 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024083 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024083 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024083 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024083 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000024084 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024084 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024084 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024084 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024084 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024084 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024084 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024084 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024084 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024084 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024084 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024084 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024084 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000024080 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000024080 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000024080 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024080 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024080 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024080 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024080 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(163.00%)
C000024080 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(37.00%)
C000024081 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000024081 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000024081 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024081 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024081 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024081 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024081 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(163.00%)
C000024081 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(37.00%)
C000034786 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034786 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000034786 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034786 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034786 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034786 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034786 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000034786 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000034786 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034786 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034786 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034786 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000034787 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034787 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000034787 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034787 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034787 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034787 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034787 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000034787 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000034787 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034787 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034787 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034787 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000008378 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008378 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008378 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008378 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008378 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008378 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008378 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000008379 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008379 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008379 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008379 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008379 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008379 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008379 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000008384 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008384 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008384 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008384 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008384 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008384 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008384 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000008384 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(175.00%)
C000008385 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008385 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000008385 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008385 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008385 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008385 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008385 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000008385 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(175.00%)
C000008380 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008380 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008380 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008380 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008380 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008380 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008380 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000008380 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(179.00%)
C000008381 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008381 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008381 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008381 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008381 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008381 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008381 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000008381 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(179.00%)
C000008344 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008344 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008344 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008344 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008344 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008344 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008344 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008344 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000008344 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	134.00%
C000008345 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008345 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008345 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008345 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008345 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008345 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008345 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008345 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000008345 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	134.00%
C000008413 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008413 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008413 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008413 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008413 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008413 | TSR_Index_Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008413 | TSR_Index_Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008413 | TSR_Index_Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008413 | TSR_Index_Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008413 | TSR_Index_Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008413 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008413 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008414 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008414 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008414 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008414 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008414 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008414 | TSR_Index_Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008414 | TSR_Index_Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008414 | TSR_Index_Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008414 | TSR_Index_Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008414 | TSR_Index_Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008414 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000008414 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	75.00%